Annual Operating Expenses {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-11 - Fidelity Advisor Growth and Income Fund	Jan. 29, 2022
Fidelity Advisor Growth and Income Fund-Class A
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	0.92%
Fidelity Advisor Growth and Income Fund-Class M
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.16%
Fidelity Advisor Growth and Income Fund-Class C
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.69%
Fidelity Advisor Growth and Income Fund-Class I
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.67%
Fidelity Advisor Growth and Income Fund-Class Z
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.53%